Parent Company Only Condensed Financial Information - Condensed Statements of Cash Flows (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Parent Company [Member] USD ($)	Dec. 31, 2013 Parent Company [Member] CNY	Dec. 31, 2012 Parent Company [Member] CNY	Dec. 31, 2011 Parent Company [Member] CNY
Condensed Financial Statements, Captions [Line Items]
Net cash used in operating activities	$ 42,788	259,033	259,515	137,102	$ (2,907)	(17,599)	(11,493)	(8,418)
Net cash provided (used in) by investing activities	(22,059)	(133,540)	(659,290)	(494,867)	3,441	20,827	(153,651)	8,108
Net cash provided (used in) by financing activities	12,839	77,722	255,932	41,785	30,965	187,455	163,177	879
Exchange rate effect on cash	734	4,436	147	(725)	(487)	(2,946)	399	266
Net increase (decrease) in cash	34,302	207,651	(143,696)	(316,705)	31,012	187,737	(1,568)	835
Cash at beginning of year	12,452	75,382	219,078	535,783	1,206	7,301	8,869	8,034
Cash at end of year	$ 46,754	283,033	75,382	219,078	$ 32,218	195,038	7,301	8,869